UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
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Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/16/09
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $8,048,980
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






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                                                  FORM 13F INFORMATION TABLE
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                                                     FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2       COLUMN3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
-----------------------------  --------------   --------- ----------  ---------  --- -----  ---------- ---------- ------ ------ ----

AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   219,955    5,018,369  SH           SOLE              5,018,369
APPLE INC                      COM              037833100   572,976    3,091,318  SH           SOLE              3,091,318
CEMEX SAB DE CV                SPON ADR NEW     151290889   186,030   14,398,618  SH           SOLE             14,398,618
CITRIX SYS INC                 COM              177376100    51,955    1,324,364  SH           SOLE              1,324,364
COACH INC                      COM              189754104   107,166    3,255,340  SH           SOLE              3,255,340
COCA COLA CO                   COM              191216100   186,407    3,471,263  SH           SOLE              3,471,263
DELTEK INC                     COM              24784L105    15,398    2,002,352  SH           SOLE              2,002,352
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104   157,656    5,457,110  SH           SOLE              5,457,110
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    26,018      904,981  SH           SOLE                904,981
E TRADE FINANCIAL CORP         COM              269246104    16,602    9,486,764  SH           SOLE              9,486,764
FLIR SYS INC                   COM              302445101   144,495    5,166,063  SH           SOLE              5,166,063
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    36,973      971,694  SH           SOLE                971,694
GOODRICH CORP                  COM              382388106   114,134    2,100,365  SH           SOLE              2,100,365
GREEN MTN COFFEE ROASTERS IN   COM              393122106   280,835    3,803,287  SH           SOLE              3,803,287
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101    16,582      588,218  SH           SOLE                588,218
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    16,672      390,800  SH           SOLE                390,800
HEWLETT PACKARD CO             COM              428236103   465,010    9,849,811  SH           SOLE              9,849,811
HUNTINGTON BANCSHARES INC      COM              446150104    34,383    7,300,000  SH           SOLE              7,300,000
JPMORGAN CHASE & CO            COM              46625H100   716,945   16,361,128  SH           SOLE             16,361,128
LAUDER ESTEE COS INC           CL A             518439104    27,616      744,778  SH           SOLE                744,778
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   143,576    4,615,098  SH           SOLE              4,615,098
MASTERCARD INC                 CL A             57636Q104   241,694    1,195,615  SH           SOLE              1,195,615
MCDONALDS CORP                 COM              580135101   363,111    6,362,563  SH           SOLE              6,362,563
MELCO CROWN ENTMT LTD          ADR              585464100   111,113   15,964,463  SH           SOLE             15,964,463
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    28,285      866,579  SH           SOLE                866,579
MONSANTO CO NEW                COM              61166W101   649,647    8,393,377  SH           SOLE              8,393,377
MSCI INC                       CL A             55354G100   138,274    4,668,255  SH           SOLE              4,668,255
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    39,165      486,828  SH           SOLE                486,828
PACTIV CORP                    COM              695257105    84,697    3,251,321  SH           SOLE              3,251,321
PHILIP MORRIS INTL INC         COM              718172109    53,855    1,104,953  SH           SOLE              1,104,953
POPULAR INC                    COM              733174106    29,153   10,301,242  SH           SOLE             10,301,242
PRECISION CASTPARTS CORP       COM              740189105   148,874    1,461,411  SH           SOLE              1,461,411
PRICELINE COM INC              COM NEW          741503403   306,998    1,851,394  SH           SOLE              1,851,394
QUALCOMM INC                   COM              747525103   527,344   11,723,977  SH           SOLE             11,723,977
SCHEIN HENRY INC               COM              806407102   142,595    2,596,883  SH           SOLE              2,596,883
SEARS HLDGS CORP               COM              812350106   100,440    1,537,900  SH    PUT    SOLE              1,537,900
SMITHFIELD FOODS INC           COM              832248108   112,638    8,162,139  SH           SOLE              8,162,139
SOUTHWESTERN ENERGY CO         COM              845467109   215,484    5,048,827  SH           SOLE              5,048,827
SPDR GOLD TRUST                GOLD SHS         78463V107   341,378    3,453,500  SH    CALL   SOLE              3,453,500
STRAYER ED INC                 COM              863236105   279,177    1,282,513  SH           SOLE              1,282,513
VISA INC                       COM CL A         92826C839   304,849    4,411,072  SH           SOLE              4,411,072
WALGREEN CO                    COM              931422109   152,743    4,076,420  SH           SOLE              4,076,420
WALTER ENERGY INC              COM              93317Q105   140,083    2,332,377  SH           SOLE              2,332,377
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